Fees Summary	Jul. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,309,696.40
Total Fee Amount	457.07
Total Offset Amount	0.00
Net Fee	$ 457.07
Offering Table N/A
Offset Table N/A	N/A